Note 4 - Inventories	6 Months Ended
Jun. 30, 2012
Notes
Note 4 - Inventories	NOTE 4 – INVENTORIES At June 30, 2012, inventories consisted of the following:
06/30/2012
Raw materials	$2,288
Finished goods	2,623
Less reserve for obsolete inventory	(2,275)
Inventories	$2,636